Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2023
Subsequent Events [abstract]
Schedule of Common Shares Conversion

Out of the above Common Shares Conversion, the following Principle has been converted to common shares as under:

Date of conversion	Principle amount converted	No. of Common Shares issued
June 23, 2023	22,445	50,000
July 20, 2023	383,300	1,000,000
July 20, 2023	383,300	1,000,000
July 28, 2023	181,050	500,000